Form N-1A Cover	Jul. 01, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	TIFF INVESTMENT PROGRAM
Entity Central Index Key	0000916622
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 01, 2024
Prospectus Date	Apr. 29, 2024
Supplement to Prospectus [Text Block]

TIFF Investment Program (“TIP”)

Supplement dated July 1, 2024 to the TIP Prospectus dated April 29, 2024, as Supplemented April 29, 2024, and the TIFF Multi-Asset Fund Summary Prospectus dated April 29, 2024, as Supplemented April 29, 2024

This supplement provides new and additional information to the TIP prospectus referenced above (the “Prospectus”) and the TIFF Multi-Asset Fund summary prospectus referenced above (the “Summary Prospectus”).

On June 26, 2024, the Board of Trustees of TIP (the “Board”) approved a money manager agreement between TIP, on behalf of TIFF Multi-Asset Fund (the “Fund”), and Westbeck Capital Management LLP (“Westbeck”), a new money manager for the Fund, effective July 1, 2024.